UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                          Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
                                Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:  (626) 914-7383

Date of fiscal year end:   May 31

Date of reporting period: June 30, 2008

Robeco Municipal Shares Fund 6/30/08 N-PX

Item 1. Proxy Voting Record.

POXY VOTING RECORD
Report Date: June 30, 2008

Name of Fund:	Robeco Municipal Shares Fund
Period:	July 1, 2007 - June 30, 2008

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky
President
Principal Executive Officer

Date  8/22/2008
* Print the name and title of each signing officer under his or her signature.

Robeco Municipal Shares Fund 6/30/08 N-PX